SCHEDULE OF INVENTORY (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Raw materials	$ 933,046	$ 665,450	$ 695,580
Work in process	372,820	250,820	585,387
Finished goods	3,013,138	2,907,670	3,568,633
Inventory	$ 4,319,004	$ 3,823,940	$ 4,849,600